UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Andrew J. Michie One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2016 (unaudited)

Description	Shares	Value
Common Stocks (92.7%)
Aerospace & Defense (0.7%)
General Dynamics Corp.	9,300	$1,221,741

Agriculture (2.0%)
Archer-Daniels-Midland Co.	101,400	3,681,834

Apparel (1.7%)
Michael Kors Holdings Ltd.(1)	24,700	1,406,912
Wolverine World Wide, Inc.	92,100	1,696,482
		3,103,394
Auto Manufacturers (0.7%)
PACCAR, Inc.	23,800	1,301,622

Auto Parts and Equipment (1.0%)
BorgWarner, Inc.	24,100	925,440
Magna International, Inc.	23,800	1,022,448
		1,947,888
Banks (16.6%)
Bank of Hawaii Corp.	73,900	5,045,892
Bank of New York Mellon Corp. (The)	117,900	4,342,257
Capital One Financial Corp.	39,300	2,723,883
Citigroup, Inc.	55,489	2,316,666
JPMorgan Chase & Co.	90,207	5,342,058
Northern Trust Corp.	53,100	3,460,527
U.S. Bancorp	143,600	5,828,724
Wells Fargo & Co.	36,300	1,755,468
		30,815,475
Beverages (1.6%)
Coca-Cola Co. (The)	66,300	3,075,657

Biotechnology (2.1%)
Amgen, Inc.	20,400	3,058,572
United Therapeutics Corp.(1)	7,300	813,439
		3,872,011
Chemicals (1.2%)
Agrium, Inc.	25,500	2,251,395

Commercial Services (1.0%)
Quanta Services, Inc.(1)	41,100	927,216
Robert Half International, Inc.	21,800	1,015,444
		1,942,660
Computers (2.9%)
Apple, Inc.	49,700	5,416,803

Diversified Financial Services (2.8%)
Franklin Resources, Inc.	56,100	2,190,705
Janus Capital Group, Inc.	77,500	1,133,825
T Rowe Price Group, Inc.	25,300	1,858,538
		5,183,068
Electronics (3.1%)
Corning, Inc.	186,500	3,895,985
FLIR Systems, Inc.	31,000	1,021,450
Garmin Ltd.	23,800	951,048
		5,868,483
Food (3.5%)
Fresh Del Monte Produce, Inc.	33,900	1,426,173
Sysco Corp.	108,400	5,065,532
		6,491,705

Description	Shares	Value
Common Stocks (92.7%) (continued)
Healthcare Products (5.2%)
Medtronic PLC	83,700	$6,277,500
Zimmer Biomet Holdings, Inc.	32,300	3,444,149
		9,721,649
Home Builders (1.8%)
Thor Industries, Inc.	52,600	3,354,302

Iron/Steel (1.3%)
Nucor Corp.	49,800	2,355,540

Metal Fabricate/Hardware (0.8%)
Valmont Industries, Inc.	12,700	1,572,768

Mining (1.4%)
Southern Copper Corp.	94,000	2,604,740

Miscellaneous Manufacturing (6.6%)
Carlisle Cos., Inc.	41,860	4,165,070
Crane Co.	450	24,237
General Electric Co.	113,100	3,595,449
Illinois Tool Works, Inc.	43,600	4,466,384
		12,251,140
Oil & Gas (7.8%)
California Resources Corp. (1)	3,510	3,615
ConocoPhillips	47,300	1,904,771
Ensco PLC, Class A	37,800	391,986
Exxon Mobil Corp.	57,600	4,814,784
Marathon Petroleum Corp.	29,200	1,085,656
Occidental Petroleum Corp.	37,500	2,566,125
Phillips 66	14,900	1,290,191
Valero Energy Corp.	38,600	2,475,804
		14,532,932
Pharmaceuticals (7.1%)
Baxalta, Inc.	34,500	1,393,800
Johnson & Johnson	35,200	3,808,640
McKesson Corp.	16,850	2,649,663
Merck & Co., Inc.	68,700	3,634,917
Pfizer, Inc.	55,450	1,643,538
		13,130,558
Retail (1.3%)
Home Depot, Inc. (The)	10,800	1,441,044
Kohl’s Corp.	21,800	1,016,098
		2,457,142
Semiconductors (10.2%)
Applied Materials, Inc.	48,300	1,022,994
Intel Corp.	148,100	4,791,035
Maxim Integrated Products, Inc.	94,700	3,483,066
Microchip Technology, Inc.	60,300	2,906,460
QUALCOMM, Inc.	36,300	1,856,382
Skyworks Solutions, Inc.	20,300	1,581,370
Texas Instruments, Inc.	56,600	3,249,972
		18,891,279
Software (4.4%)
Autodesk, Inc.(1)	15,000	874,650
Microsoft Corp.	58,100	3,208,863
Oracle Corp.	98,600	4,033,726
		8,117,239
Telecommunications (1.4%)
Cisco Systems, Inc.	93,400	2,659,098

Description	Shares	Value
Common Stocks (92.7%) (continued)
Transportation (2.5%)
Norfolk Southern Corp.	16,800	$1,398,600
Tidewater, Inc. (1)	49,800	340,134
Werner Enterprises, Inc.	107,100	2,908,836
		4,647,570
Total common stocks (cost: $137,707,426)		172,469,693

Exchange-Traded Funds (4.1%)
iShares Russell 2000 Value ETF	51,900	4,837,599
iShares S&P Small-Cap 600 Value ETF	24,600	2,787,672
Total exchange-traded funds (cost: $6,405,900)		7,625,271

Money Market Mutual Funds (2.8%)
BlackRock Liquidity TempFund Portfolio, 0.40%(2)	5,200,000	5,200,000
Total money market mutual funds (cost: $5,200,000)		5,200,000

Total investments(3) (99.6%) (cost: $149,313,326)		185,294,964

Other assets in excess of liabilities (0.4%)		728,728

Net assets (100.0%)		$186,023,692

The following abbreviations are used in the portfolio descriptions:

ETF - Exchange Traded Fund

PLC - Public Limited Company

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of March 31, 2016.

(3)	The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$149,310,257	$48,207,731	$(12,223,024)	$35,984,707

Various inputs are used in determining the fair value of the Value Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Value Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$172,469,693	$—	$—	$172,469,693
Exchange-Traded Funds	7,625,271	—	—	7,625,271
Money Market Mutual Funds	5,200,000	—	—	5,200,000
Total	$185,294,964	$—	$—	$185,294,964

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2016, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

March 31, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%)
U.S. Government and Agency Obligations (39.0%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	$511,199
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,058,279
Federal Home Loan Banks	2.375	12/13/2019	500,000	522,181
U.S. Treasury Bonds	6.000	02/15/2026	500,000	691,719
U.S. Treasury Bonds	5.375	02/15/2031	400,000	573,547
U.S. Treasury Bonds	4.500	02/15/2036	400,000	548,828
U.S. Treasury Bonds	4.500	08/15/2039	300,000	410,801
U.S. Treasury Bonds	4.250	11/15/2040	100,000	132,367
U.S. Treasury Bonds	4.750	02/15/2041	100,000	142,039
U.S. Treasury Bonds	3.750	08/15/2041	550,000	678,004
U.S. Treasury Bonds	3.125	02/15/2042	400,000	444,859
U.S. Treasury Bonds	3.000	05/15/2042	600,000	651,468
U.S. Treasury Bonds	2.875	05/15/2043	250,000	263,428
U.S. Treasury Bonds	3.625	08/15/2043	250,000	303,633
U.S. Treasury Bonds	3.750	11/15/2043	150,000	186,305
U.S. Treasury Bonds	3.625	02/15/2044	200,000	242,633
U.S. Treasury Bonds	3.375	05/15/2044	500,000	579,629
U.S. Treasury Bonds	3.000	11/15/2044	150,000	161,865
U.S. Treasury Bonds	2.500	02/15/2045	300,000	292,523
U.S. Treasury Bonds	2.875	08/15/2045	50,000	52,594
U.S. Treasury Bonds	3.000	11/15/2045	1,100,000	1,187,527
U.S. Treasury Notes	0.500	04/30/2017	700,000	698,961
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,026,367
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,701,595
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,997,422
U.S. Treasury Notes	0.750	02/28/2018	500,000	500,117
U.S. Treasury Notes	2.875	03/31/2018	500,000	520,918
U.S. Treasury Notes	1.500	08/31/2018	250,000	254,229
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,014,141
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,688,261
U.S. Treasury Notes	1.500	02/28/2019	500,000	509,004
U.S. Treasury Notes	1.500	10/31/2019	1,000,000	1,017,227
U.S. Treasury Notes	1.625	12/31/2019	500,000	510,586
U.S. Treasury Notes	1.375	03/31/2020	500,000	505,429
U.S. Treasury Notes	3.500	05/15/2020	750,000	821,572
U.S. Treasury Notes	1.625	07/31/2020	300,000	305,941
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,063,594
U.S. Treasury Notes	1.625	11/30/2020	1,000,000	1,019,961
U.S. Treasury Notes	3.125	05/15/2021	600,000	655,195
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,666,437
U.S. Treasury Notes	2.000	10/31/2021	400,000	413,516
U.S. Treasury Notes	2.000	02/15/2022	700,000	723,926
U.S. Treasury Notes	1.750	03/31/2022	500,000	508,926
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,030,352
U.S. Treasury Notes	2.000	02/15/2023	600,000	618,187
U.S. Treasury Notes	1.750	05/15/2023	500,000	506,875
U.S. Treasury Notes	2.750	11/15/2023	200,000	216,625
U.S. Treasury Notes	2.750	02/15/2024	300,000	324,856
U.S. Treasury Notes	2.375	08/15/2024	550,000	579,219
U.S. Treasury Notes	2.250	11/15/2024	500,000	521,289
U.S. Treasury Notes	2.000	02/15/2025	250,000	255,342
U.S. Treasury Notes	2.000	08/15/2025	200,000	203,844

Total U.S. government and agency obligations (cost: $33,194,466)				35,015,342

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.2%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A(1)	4.969%	10/30/2045	$498,750	$518,691
Farmer Mac Guaranteed Notes Trust 2007-1, Sec’d. Notes, 144A(1)	5.125	04/19/2017	500,000	522,061
FHLMC	3.500	04/12/2042	250,000	261,690
FHLMC Gold Pool #G08687	3.500	01/01/2046	249,167	261,026
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	80,836	85,965
FHLMC Gold Pool #A11823	5.000	08/01/2033	12,117	13,380
FHLMC Gold Pool #A16641	5.500	12/01/2033	10,300	11,461
FHLMC Gold Pool #A27124	6.000	10/01/2034	2,848	3,224
FHLMC Gold Pool #A40159	5.500	11/01/2035	4,048	4,523
FHLMC Gold Pool #A40754	6.500	12/01/2035	51,450	58,570
FHLMC Gold Pool #A41968	5.500	01/01/2036	21,812	24,353
FHLMC Gold Pool #A44969	6.500	04/01/2036	338,360	385,184
FHLMC Gold Pool #A45624	5.500	06/01/2035	1,907	2,121
FHLMC Gold Pool #A51101	6.000	07/01/2036	6,321	7,261
FHLMC Gold Pool #A56247	6.000	01/01/2037	151,391	172,171
FHLMC Gold Pool #A56634	5.000	01/01/2037	37,728	41,571
FHLMC Gold Pool #A56829	5.000	01/01/2037	9,276	10,228
FHLMC Gold Pool #A57135	5.500	02/01/2037	53,159	59,025
FHLMC Gold Pool #A58278	5.000	03/01/2037	49,276	54,088
FHLMC Gold Pool #A58965	5.500	04/01/2037	48,709	54,212
FHLMC Gold Pool #A91064	4.500	02/01/2040	193,064	210,240
FHLMC Gold Pool #A93990	4.000	09/01/2040	230,528	246,650
FHLMC Gold Pool #B12969	4.500	03/01/2019	6,729	6,954
FHLMC Gold Pool #B19462	5.000	07/01/2020	33,333	34,419
FHLMC Gold Pool #C01086	7.500	11/01/2030	10,115	11,457
FHLMC Gold Pool #C01271	6.500	12/01/2031	14,154	16,469
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,168	8,160
FHLMC Gold Pool #C01676	6.000	11/01/2033	237,806	273,981
FHLMC Gold Pool #C03478	4.500	06/01/2040	180,694	196,904
FHLMC Gold Pool #C03520	4.000	09/01/2040	300,123	321,110
FHLMC Gold Pool #C09013	3.000	09/01/2042	401,462	411,746
FHLMC Gold Pool #C14872	6.500	09/01/2028	972	1,106
FHLMC Gold Pool #C20300	6.500	01/01/2029	3,749	4,267
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,451	3,929
FHLMC Gold Pool #C35377	7.000	01/01/2030	591	624
FHLMC Gold Pool #C41636	8.000	08/01/2030	748	777
FHLMC Gold Pool #C56017	6.500	03/01/2031	81,918	93,368
FHLMC Gold Pool #C61802	5.500	12/01/2031	29,792	33,073
FHLMC Gold Pool #C64936	6.500	03/01/2032	8,050	9,340
FHLMC Gold Pool #C68790	6.500	07/01/2032	12,027	13,692
FHLMC Gold Pool #C74741	6.000	12/01/2032	29,511	33,894
FHLMC Gold Pool #C79460	5.500	05/01/2033	7,959	8,959
FHLMC Gold Pool #C79886	6.000	05/01/2033	112,523	127,407
FHLMC Gold Pool #E01216	5.500	10/01/2017	5,674	5,820
FHLMC Gold Pool #E01378	5.000	05/01/2018	16,588	17,128
FHLMC Gold Pool #E02735	3.500	10/01/2025	165,733	175,308
FHLMC Gold Pool #E89823	5.500	05/01/2017	5,977	6,066
FHLMC Gold Pool #E91139	5.500	09/01/2017	20,803	21,201
FHLMC Gold Pool #E91646	5.500	10/01/2017	15,389	15,709
FHLMC Gold Pool #E92047	5.500	10/01/2017	7,798	7,947
FHLMC Gold Pool #E92196	5.500	11/01/2017	2,703	2,760
FHLMC Gold Pool #E95159	5.500	03/01/2018	14,193	14,539
FHLMC Gold Pool #E95734	5.000	03/01/2018	40,912	42,245
FHLMC Gold Pool #G01091	7.000	12/01/2029	7,825	9,059

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.2%) (continued)
FHLMC Gold Pool #G02060	6.500%	01/01/2036	$166,076	$207,231
FHLMC Gold Pool #G11753	5.000	08/01/2020	32,626	34,493
FHLMC Gold Pool #J01382	5.500	03/01/2021	47,975	50,106
FHLMC Gold Pool #J05930	5.500	03/01/2021	35,095	36,923
FHLMC Gold Pool #J25553	3.500	09/01/2028	172,634	183,438
FHLMC Gold Pool #Q14998	3.500	01/01/2043	329,652	345,461
FHLMC Gold Pool #Q17913	3.000	04/01/2043	410,432	420,860
FHLMC Gold Pool #Q23658	4.000	12/01/2043	175,301	187,920
FNMA Pool #256883	6.000	09/01/2037	89,230	101,772
FNMA Pool #357269	5.500	09/01/2017	33,497	34,203
FNMA Pool #357637	6.000	11/01/2034	119,968	137,656
FNMA Pool #545929	6.500	08/01/2032	19,894	23,905
FNMA Pool #555591	5.500	07/01/2033	59,887	67,771
FNMA Pool #584953	7.500	06/01/2031	10,074	10,171
FNMA Pool #651220	6.500	07/01/2032	21,191	24,236
FNMA Pool #781776	6.000	10/01/2034	22,944	26,350
FNMA Pool #797509	4.500	03/01/2035	91,875	100,356
FNMA Pool #797536	4.500	04/01/2035	125,181	136,859
FNMA Pool #888120	5.000	10/01/2035	134,388	149,011
FNMA Pool #922224	5.500	12/01/2036	125,182	141,145
FNMA Pool #942956	6.000	09/01/2037	70,032	79,945
FNMA Pool #966587	5.500	01/01/2038	94,640	106,459
FNMA Pool #AA3263	5.000	02/01/2039	150,895	169,127
FNMA Pool #AB2155	4.000	01/01/2041	147,148	157,574
FNMA Pool #AB4295	3.500	01/01/2042	281,888	296,104
FNMA Pool #AB4490	3.000	02/01/2027	284,645	297,918
FNMA Pool #AB8896	3.000	04/01/2043	410,740	422,242
FNMA Pool #AC1607	4.500	08/01/2039	248,076	270,566
FNMA Pool #AD1662	5.000	03/01/2040	342,994	385,010
FNMA Pool #AD7078	4.500	06/01/2025	78,984	82,598
FNMA Pool #AE0216	4.000	08/01/2040	76,879	82,286
FNMA Pool #AE0949	4.000	02/01/2041	373,512	400,214
FNMA Pool #AE8406	3.500	11/01/2040	78,958	82,959
FNMA Pool #AH6920	4.500	04/01/2041	144,061	156,648
FNMA Pool #AI2408	4.000	05/01/2026	431,153	460,794
FNMA Pool #AI3402	5.000	05/01/2041	427,285	474,012
FNMA Pool #AI5868	4.500	07/01/2041	98,164	107,383
FNMA Pool #AJ6927	3.500	11/01/2041	123,345	129,622
FNMA Pool #AJ7524	3.000	01/01/2027	162,853	170,508
FNMA Pool #AJ9199	4.000	01/01/2042	401,101	429,777
FNMA Pool #AK3929	3.500	04/01/2042	181,636	190,879
FNMA Pool #AK6980	2.500	03/01/2027	205,543	211,952
FNMA Pool #AO0937	3.000	04/01/2027	155,112	162,425
FNMA Pool #AO7151	3.000	08/01/2042	315,907	324,780
FNMA Pool #AP2658	3.500	08/01/2042	336,236	353,310
FNMA Pool #AP6380	3.500	09/01/2042	343,763	361,258
FNMA Pool #AQ1185	3.000	10/01/2042	766,944	788,485
FNMA Pool #AQ7447	2.500	01/01/2028	340,531	351,197
FNMA Pool #AR9391	3.500	05/01/2043	208,803	219,282
FNMA Pool #AS1355	2.500	12/01/2028	197,260	203,054
FNMA Pool #AT2723	3.000	05/01/2043	402,247	413,513
FNMA Pool #AU1912	3.000	08/01/2043	177,503	182,452
FNMA Pool #AU8391	2.500	09/01/2028	415,038	428,008
FNMA Pool #AV0699	3.500	12/01/2043	184,069	193,187
FNMA Pool #MA0533	4.000	10/01/2040	280,036	299,975

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.2%) (continued)
FNMA Pool #MA0967	4.500%	12/01/2041	$445,734	$486,249
FNMA Pool #MA1027	3.500	04/01/2042	140,224	147,340
FNMA Pool #MA1103	3.500	07/01/2042	300,836	316,125
FNMA Pool #MA1396	3.500	03/01/2043	182,093	191,284
FNMA Pool #MA2127	4.000	12/01/2044	445,435	475,892
GNMA	3.500	04/19/2042	250,000	263,789
GNMA Pool #443216	8.000	07/15/2027	6,373	6,637
GNMA Pool #457453	7.500	10/15/2027	3,345	3,387
GNMA Pool #479743	7.500	11/15/2030	7,987	8,338
GNMA Pool #511778	7.500	11/15/2030	16,217	16,835
GNMA Pool #540356	7.000	05/15/2031	26,308	29,568
GNMA Pool #552466	6.500	03/15/2032	29,953	35,408
GNMA Pool #574395	6.000	01/15/2032	100,318	113,781
GNMA Pool #577653	6.000	08/15/2032	15,876	17,916
GNMA Pool #585467	6.000	08/15/2032	46,955	52,988
GNMA Pool #591025	6.500	10/15/2032	30,965	35,591
GNMA Pool #717081	4.500	05/15/2039	272,541	296,477
GNMA Pool #718832	5.500	09/15/2039	212,971	238,366
GNMA Pool #719238	4.000	07/15/2040	512,801	548,270
GNMA Pool #721035	4.000	12/15/2039	21,844	23,459
GNMA Pool #723622	4.500	01/15/2040	86,334	94,219
GNMA Pool #728451	5.000	12/15/2039	139,388	155,350
GNMA Pool #729037	5.000	02/15/2040	230,103	256,178
GNMA Pool #737644	4.500	11/15/2040	244,092	271,346
GNMA Pool #738425	4.500	06/15/2041	92,008	100,062
GNMA Pool #738519	4.500	07/15/2041	76,606	83,592
GNMA Pool #760376	5.000	09/15/2041	14,711	16,234
GNMA Pool #762133	4.500	04/15/2041	91,403	99,441
GNMA Pool #773114	4.000	09/15/2041	86,902	93,142
GNMA Pool #778792	3.500	01/15/2042	165,860	175,175
GNMA Pool #779240	3.500	05/15/2042	129,643	136,904
GNMA Pool #782563	5.000	02/15/2039	73,528	81,634
GNMA Pool #796303	3.500	09/15/2042	301,031	317,763
GNMA Pool #AA2972	3.000	08/15/2042	294,111	305,476
GNMA Pool #AA6098	3.500	02/15/2043	326,329	344,641
GNMA Pool #AA6408	3.000	05/15/2043	378,532	393,046
GNMA Pool #AA7865	3.500	06/15/2042	80,333	84,815
GNMA Pool #AD2437	3.500	05/15/2043	493,528	521,882
GNMA Pool #AF4935	3.000	08/15/2043	492,638	511,429
GNMA Pool #AF5077	3.500	08/15/2043	160,884	169,827
GNMA Pool #AL5274	4.000	02/15/2045	241,929	258,966
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	500,000	505,936
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	605,264	614,329
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(1)	3.727	10/11/2050	500,000	528,784

Total mortgage-backed and asset-backed securities (cost: $25,377,854)				26,230,354

Municipal Bonds (1.0%)
District of Columbia	5.591	12/01/2034	250,000	315,890
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	610,470

Total municipal bonds (cost: $849,931)				926,360

Corporate Obligations (28.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	473,608

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Corporate Obligations (28.3%) (continued)
Auto Manufacturers (1.0%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/2021	$750,000	$848,984

Banks (5.7%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	530,975
Citigroup, Inc., Sub. Notes	4.600	03/09/2026	500,000	512,667
Citigroup, Inc., Ser. R, Jr. Sub. Notes(2)	6.125	12/29/2049	500,000	501,235
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	02/25/2026	500,000	512,787
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	506,431
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	541,239
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes(2)	7.900	04/29/2049	500,000	500,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375	07/23/2019	500,000	505,255
PNC Financial Services Group, Inc. (The), Ser. R, Jr. Sub. Notes(2)	4.850	05/29/2049	500,000	471,875
US Bancorp, Sr. Unsec’d. Notes	3.700	01/30/2024	500,000	542,778
				5,125,242
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec’d. Notes	4.900	02/01/2046	500,000	558,781

Chemicals (1.1%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	503,000
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450	11/15/2033	500,000	514,067
				1,017,067
Commercial Services (1.2%)
ERAC USA Finance LLC, Gtd. Notes, 144A(1)	3.300	10/15/2022	500,000	508,299
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	528,750
				1,037,049
Distribution/Wholesale (0.6%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	559,242

Diversified Financial Services (0.6%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	532,071

Electric (2.3%)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	3.650	08/15/2025	500,000	516,216
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/2018	500,000	559,845
Puget Energy, Inc., Sec’d. Notes	3.650	05/15/2025	500,000	503,227
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	519,437
				2,098,725
Environmental Control (0.5%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	485,343

Food (1.2%)
JM Smucker Co. (The), Sr. Unsec’d. Notes	4.250	03/15/2035	500,000	519,227
Sysco Corp., Sr. Unsec’d. Notes	3.750	10/01/2025	500,000	525,864
				1,045,091
Insurance (1.7%)
Allstate Corp. (The), Sub. Notes(2)	5.750	08/15/2053	500,000	508,125
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	3.000	01/10/2023	500,000	504,798
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	508,992
				1,521,915

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Corporate Obligations (28.3%) (continued)
Iron/Steel (0.6%)
Steel Dynamics, Inc., Sr. Unsec’d. Notes	5.250%	04/15/2023	$500,000	$501,250

Media (0.6%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	532,495

Miscellaneous Manufacturing (0.4%)
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	500,000	360,000

Oil & Gas (2.7%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	620,125
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	492,317
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	466,219
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	343,313
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	542,333
				2,464,307
Pharmaceuticals (1.1%)
Actavis, Inc., Sr. Unsec’d. Notes	3.250	10/01/2022	500,000	512,556
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	499,526
				1,012,082
Pipelines (0.8%)
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.050	02/15/2022	275,000	286,310
MPLX LP, Sr. Unsec’d. Notes, 144A(1)	4.875	06/01/2025	500,000	455,916
				742,226
REITS (1.1%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	485,072
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes	4.500	04/01/2027	500,000	478,498
				963,570
Retail (0.7%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	500,000	619,324

Savings&Loans (0.7%)
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/2021	500,000	581,815

Software (0.6%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(1)	5.250	11/15/2024	500,000	516,250

Telecommunications (1.4%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	493,049
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	758,210
				1,251,259
Trucking & Leasing (0.6%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(1)	4.625	01/31/2018	500,000	511,250

Total corporate obligations (cost: $25,274,883)				25,358,946
Total long-term notes and bonds (cost: $84,697,134)				87,531,002

Short-Term Notes and Bonds (0.9%)(3)
U.S. Government and Agency Obligations (0.3%)
U.S. Treasury Notes	0.625	12/15/2016	300,000	300,152

Total U.S. government and agency obligations (cost: $299,649)				300,152

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (0.9%)(3) (continued)
Corporate Obligations (0.6%)
Banks (0.6%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950%	05/11/2016	$500,000	$502,622

Total corporate obligations (cost: $499,859)				502,622

Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E01007	6.000	08/01/2016	291	292
FHLMC Gold Pool #E85353	6.000	09/01/2016	2,280	2,289
FHLMC Gold Pool #E01085	5.500	12/01/2016	961	972
FHLMC Gold Pool #E01136	5.500	03/01/2017	3,178	3,223
FNMA Pool #579170	6.000	04/01/2016	16	16
FNMA Pool #253798	6.000	05/01/2016	2	2
FNMA Pool #585097	6.000	05/01/2016	266	267

Total mortgage-backed and asset-backed securities (cost: $7,003)				7,061

Total short-term notes and bonds (cost: $806,511)				809,835

	Shares

Money Market Mutual Funds (1.6%)
BlackRock Liquidity TempFund Portfolio, 0.40%(4)	1,400,000	1,400,000

Total money market mutual funds (cost: $1,400,000)		1,400,000

Total investments(5) (100.0%) (cost: $86,903,645)		89,740,837

Other assets in excess of liabilities (0.0%)#		10,465

Net assets (100.0%)		$89,751,302

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN — Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

REITS — Real Estate Investment Trust

GLOB - Global

#	Amount represents less than 0.05%.

(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2016.

(3)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2016.

(4)	The rate shown reflects the seven day yield as of March 31, 2016.

(5)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$86,906,795	$3,459,781	$(625,739)	$2,834,042

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$35,315,494	$—	$35,315,494
Mortgage-Backed and Asset-Backed Securities	—	26,237,415	—	26,237,415
Municipal Bonds	—	926,360	—	926,360
Corporate Obligations	—	25,861,568	—	25,861,568
Money Market Mutual Funds	1,400,000	—	—	1,400,000
Total	$1,400,000	$88,340,837	$—	$89,740,837

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2016, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

March 31, 2016 (unaudited)

Description	Shares	Value
Common Stocks (51.4%)
Aerospace & Defense (0.4%)
General Dynamics Corp.	8,200	$1,077,234

Agriculture (1.2%)
Archer-Daniels-Midland Co.	93,300	3,387,723

Apparel (0.9%)
Michael Kors Holdings Ltd.(1)	20,200	1,150,592
Wolverine World Wide, Inc.	80,000	1,473,600
		2,624,192
Auto Manufacturers (0.4%)
PACCAR, Inc.	18,500	1,011,765

Auto Parts and Equipment (0.6%)
BorgWarner, Inc.	19,700	756,480
Magna International, Inc.	19,500	837,720
		1,594,200
Banks (9.0%)
Bank of Hawaii Corp.	66,500	4,540,620
Bank of New York Mellon Corp. (The)	104,400	3,845,052
Capital One Financial Corp.	34,800	2,411,988
Citigroup, Inc.	44,752	1,868,396
JPMorgan Chase & Co.	68,440	4,053,017
Northern Trust Corp.	44,600	2,906,582
U.S. Bancorp	114,000	4,627,260
Wells Fargo & Co.	30,400	1,470,144
		25,723,059
Beverages (0.9%)
Coca-Cola Co. (The)	57,500	2,667,425

Biotechnology (1.3%)
Amgen, Inc.	19,300	2,893,649
United Therapeutics Corp.(1)	6,500	724,295
		3,617,944
Chemicals (0.6%)
Agrium, Inc.	19,200	1,695,168

Commercial Services (0.5%)
Quanta Services, Inc.(1)	32,000	721,920
Robert Half International, Inc.	15,800	735,964
		1,457,884
Computers (1.6%)
Apple, Inc.	40,500	4,414,095

Diversified Financial Services (1.6%)
Franklin Resources, Inc.	49,600	1,936,880
Janus Capital Group, Inc.	85,500	1,250,865
T Rowe Price Group, Inc.	19,100	1,403,086
		4,590,831
Electronics (1.5%)
Corning, Inc.	165,700	3,461,473
FLIR Systems, Inc.	25,500	840,225
		4,301,698

Description	Shares	Value
Common Stocks (51.4%) (continued)
Food (1.7%)
Fresh Del Monte Produce, Inc.	26,900	$1,131,683
Sysco Corp.	79,800	3,729,054
		4,860,737
Healthcare Products (2.9%)
Medtronic PLC	70,300	5,272,500
Zimmer Biomet Holdings, Inc.	29,200	3,113,596
		8,386,096
Home Builders (1.3%)
Thor Industries, Inc.	58,000	3,698,660

Iron/Steel (0.7%)
Nucor Corp.	40,600	1,920,380

Metal Fabricate/Hardware (0.4%)
Valmont Industries, Inc.	9,500	1,176,480

Mining (0.8%)
Southern Copper Corp.	81,500	2,258,365

Miscellaneous Manufacturing (4.0%)
Carlisle Cos., Inc.	48,500	4,825,750
General Electric Co.	99,500	3,163,105
Illinois Tool Works, Inc.	33,000	3,380,520
		11,369,375
Oil & Gas (4.0%)
California Resources Corp. (1)	2,621	2,699
ConocoPhillips	34,900	1,405,423
Ensco PLC, Class A	27,700	287,249
Exxon Mobil Corp.	51,100	4,271,449
Marathon Petroleum Corp.	21,400	795,652
Occidental Petroleum Corp.	28,000	1,916,040
Phillips 66	11,000	952,490
Valero Energy Corp.	28,400	1,821,576
		11,452,578
Pharmaceuticals (4.1%)
Baxalta, Inc.	26,600	1,074,640
Johnson & Johnson	31,500	3,408,300
McKesson Corp.	15,100	2,374,475
Merck & Co., Inc.	61,200	3,238,092
Pfizer, Inc.	53,100	1,573,884
		11,669,391
Retail (0.8%)
Home Depot, Inc. (The)	10,300	1,374,329
Kohl’s Corp.	16,400	764,404
		2,138,733
Semiconductors (5.4%)
Applied Materials, Inc.	37,900	802,722
Intel Corp.	121,400	3,927,290
Maxim Integrated Products, Inc.	78,600	2,890,908
Microchip Technology, Inc.	46,800	2,255,760
QUALCOMM, Inc.	28,500	1,457,490
Skyworks Solutions, Inc.	17,600	1,371,040
Texas Instruments, Inc.	45,300	2,601,126
		15,306,336

Description	Shares	Value
Common Stocks (51.4%) (continued)
Software (2.6%)
Autodesk, Inc.(1)	10,500	$612,255
Microsoft Corp.	42,600	2,352,798
Oracle Corp.	85,400	3,493,714
Paychex, Inc.	19,500	1,053,195
		7,511,962
Telecommunications (0.8%)
Cisco Systems, Inc.	82,900	2,360,163

Transportation (1.4%)
Norfolk Southern Corp.	14,000	1,165,500
Tidewater, Inc. (1)	37,900	258,857
Werner Enterprises, Inc.	93,100	2,528,596
		3,952,953

Total common stocks (cost: $112,964,718)		146,225,427

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (31.4%)
U.S. Government and Agency Obligations (13.5%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	511,200
Federal Home Loan Banks	4.875	09/08/2017	500,000	529,139
Federal Home Loan Banks	2.375	12/13/2019	500,000	522,181
FHLMC	1.000	09/29/2017	500,000	501,818
FHLMC	3.750	03/27/2019	750,000	811,542
FHLMC	1.250	08/01/2019	500,000	504,058
FNMA	5.375	06/12/2017	500,000	528,018
U.S. Treasury Bonds	5.250	11/15/2028	300,000	410,320
U.S. Treasury Bonds	5.375	02/15/2031	325,000	466,007
U.S. Treasury Bonds	3.500	02/15/2039	600,000	713,977
U.S. Treasury Bonds	4.375	11/15/2039	100,000	134,566
U.S. Treasury Bonds	4.375	05/15/2041	550,000	742,629
U.S. Treasury Bonds	3.750	08/15/2041	500,000	616,367
U.S. Treasury Bonds	3.125	02/15/2042	500,000	556,074
U.S. Treasury Bonds	3.000	05/15/2042	500,000	542,890
U.S. Treasury Bonds	3.125	02/15/2043	300,000	332,262
U.S. Treasury Bonds	2.875	05/15/2043	250,000	263,428
U.S. Treasury Bonds	3.625	08/15/2043	400,000	485,812
U.S. Treasury Bonds	3.625	02/15/2044	500,000	606,582
U.S. Treasury Bonds	2.500	02/15/2045	700,000	682,555
U.S. Treasury Bonds	3.000	11/15/2045	500,000	539,785
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,503,575
U.S. Treasury Notes	3.125	04/30/2017	250,000	256,592
U.S. Treasury Notes	0.625	09/30/2017	600,000	599,227
U.S. Treasury Notes	1.875	10/31/2017	500,000	508,984
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,750,410
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	999,922
U.S. Treasury Notes	1.000	05/31/2018	750,000	753,516
U.S. Treasury Notes	2.375	06/30/2018	700,000	724,992
U.S. Treasury Notes	1.375	09/30/2018	600,000	608,485
U.S. Treasury Notes	1.750	10/31/2018	550,000	563,213
U.S. Treasury Notes	1.250	11/30/2018	500,000	505,566
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,053,789
U.S. Treasury Notes	3.125	05/15/2019	750,000	801,650

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.4%) (continued)
U.S. Government and Agency Obligations (13.5%) (continued)
U.S. Treasury Notes	1.125%	05/31/2019	$500,000	$503,340
U.S. Treasury Notes	3.375	11/15/2019	600,000	650,531
U.S. Treasury Notes	1.250	01/31/2020	3,000,000	3,020,625
U.S. Treasury Notes	1.250	02/29/2020	750,000	754,892
U.S. Treasury Notes	1.125	03/31/2020	500,000	500,879
U.S. Treasury Notes	1.375	05/31/2020	500,000	505,020
U.S. Treasury Notes	1.875	06/30/2020	250,000	257,647
U.S. Treasury Notes	2.625	08/15/2020	250,000	265,664
U.S. Treasury Notes	2.000	11/30/2020	300,000	310,769
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,419,590
U.S. Treasury Notes	2.125	08/15/2021	800,000	833,218
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	1,005,039
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,034,180
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,030,352
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	1,030,312
U.S. Treasury Notes	1.750	05/15/2023	500,000	506,875
U.S. Treasury Notes	2.500	08/15/2023	500,000	532,832
U.S. Treasury Notes	2.750	11/15/2023	300,000	324,938
U.S. Treasury Notes	2.000	02/15/2025	1,500,000	1,532,050
U.S. Treasury Notes	2.250	11/15/2025	800,000	832,593

Total U.S. government and agency obligations (cost: $36,571,115)				38,482,477

Mortgage-Backed and Asset-Backed Securities (8.6%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A(2)	4.969	10/30/2045	498,750	518,691
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(2)	3.270	02/20/2018	500,000	505,098
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(2)	5.125	04/19/2017	500,000	522,061
FHLMC	3.500	04/12/2042	250,000	261,690
FHLMC Gold Pool #G08687	3.500	01/01/2046	249,167	261,026
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	80,836	85,965
FHLMC Gold Pool #A11823	5.000	08/01/2033	55,095	60,835
FHLMC Gold Pool #A14499	6.000	10/01/2033	33,092	37,468
FHLMC Gold Pool #A16641	5.500	12/01/2033	30,900	34,384
FHLMC Gold Pool #A42106	6.500	01/01/2036	73,481	83,650
FHLMC Gold Pool #A42908	6.000	02/01/2036	7,399	8,431
FHLMC Gold Pool #A51101	6.000	07/01/2036	8,323	9,560
FHLMC Gold Pool #A56247	6.000	01/01/2037	90,835	103,303
FHLMC Gold Pool #A58278	5.000	03/01/2037	25,463	27,950
FHLMC Gold Pool #A58965	5.500	04/01/2037	48,709	54,212
FHLMC Gold Pool #A91064	4.500	02/01/2040	386,127	420,480
FHLMC Gold Pool #B12969	4.500	03/01/2019	20,187	20,862
FHLMC Gold Pool #B19462	5.000	07/01/2020	16,667	17,210
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,199	2,491
FHLMC Gold Pool #C01271	6.500	12/01/2031	5,898	6,862
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,217	4,800
FHLMC Gold Pool #C01676	6.000	11/01/2033	15,517	17,878
FHLMC Gold Pool #C03478	4.500	06/01/2040	361,387	393,809
FHLMC Gold Pool #C03520	4.000	09/01/2040	300,123	321,110
FHLMC Gold Pool #C09013	3.000	09/01/2042	401,462	411,746
FHLMC Gold Pool #C14872	6.500	09/01/2028	3,637	4,140
FHLMC Gold Pool #C20853	6.000	01/01/2029	72,211	83,070
FHLMC Gold Pool #C56017	6.500	03/01/2031	65,554	74,717
FHLMC Gold Pool #C61802	5.500	12/01/2031	7,079	7,859
FHLMC Gold Pool #C65255	6.500	03/01/2032	4,655	5,299

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.6%) (continued)
FHLMC Gold Pool #C68790	6.500%	07/01/2032	$4,009	$4,564
FHLMC Gold Pool #C74741	6.000	12/01/2032	8,680	9,969
FHLMC Gold Pool #C79886	6.000	05/01/2033	32,668	36,989
FHLMC Gold Pool #E02735	3.500	10/01/2025	165,733	175,308
FHLMC Gold Pool #E95159	5.500	03/01/2018	5,323	5,452
FHLMC Gold Pool #E95734	5.000	03/01/2018	15,966	16,486
FHLMC Gold Pool #G01477	6.000	12/01/2032	55,405	63,829
FHLMC Gold Pool #G01727	6.000	08/01/2034	138,380	159,141
FHLMC Gold Pool #G02060	6.500	01/01/2036	99,645	124,339
FHLMC Gold Pool #G08087	6.000	10/01/2035	33,519	38,580
FHLMC Gold Pool #G11753	5.000	08/01/2020	32,626	34,493
FHLMC Gold Pool #G18376	4.000	01/01/2026	107,837	115,211
FHLMC Gold Pool #J05930	5.500	03/01/2021	17,548	18,462
FHLMC Gold Pool #Q14998	3.500	01/01/2043	329,652	345,461
FHLMC Gold Pool #Q17913	3.000	04/01/2043	410,432	420,860
FHLMC Gold Pool #Q23658	4.000	12/01/2043	175,301	187,920
FNMA Pool #357269	5.500	09/01/2017	7,613	7,773
FNMA Pool #357637	6.000	11/01/2034	22,113	25,373
FNMA Pool #545929	6.500	08/01/2032	9,284	11,156
FNMA Pool #555591	5.500	07/01/2033	17,387	19,676
FNMA Pool #584953	7.500	06/01/2031	4,478	4,521
FNMA Pool #651220	6.500	07/01/2032	4,238	4,847
FNMA Pool #725793	5.500	09/01/2019	69,949	73,173
FNMA Pool #890258	3.000	12/01/2025	275,914	288,365
FNMA Pool #914468	5.500	04/01/2037	94,754	106,208
FNMA Pool #915258	5.500	04/01/2037	86,903	97,735
FNMA Pool #922224	5.500	12/01/2036	96,294	108,573
FNMA Pool #942956	6.000	09/01/2037	35,016	39,972
FNMA Pool #945882	6.000	08/01/2037	67,129	76,538
FNMA Pool #AA2238	4.000	05/01/2024	51,507	54,808
FNMA Pool #AA3263	5.000	02/01/2039	150,895	169,127
FNMA Pool #AB1241	3.500	07/01/2025	117,700	124,456
FNMA Pool #AB4295	3.500	01/01/2042	281,888	296,104
FNMA Pool #AB4490	3.000	02/01/2027	14,305	14,972
FNMA Pool #AC8326	5.000	07/01/2040	468,922	519,841
FNMA Pool #AD0311	5.000	05/01/2038	229,015	253,728
FNMA Pool #AD1662	5.000	03/01/2040	342,994	385,010
FNMA Pool #AD7078	4.500	06/01/2025	78,984	82,598
FNMA Pool #AE0216	4.000	08/01/2040	76,879	82,286
FNMA Pool #AE0949	4.000	02/01/2041	373,512	400,214
FNMA Pool #AE2575	4.000	09/01/2040	201,898	216,361
FNMA Pool #AH5013	4.500	02/01/2041	300,372	332,966
FNMA Pool #AH6228	4.500	03/01/2041	372,337	412,735
FNMA Pool #AH8003	3.500	03/01/2041	97,414	102,360
FNMA Pool #AH9170	4.500	05/01/2041	295,820	326,020
FNMA Pool #AI5868	4.500	07/01/2041	98,164	107,383
FNMA Pool #AJ1954	4.000	10/01/2041	160,477	171,975
FNMA Pool #AJ6927	3.500	11/01/2041	123,344	129,621
FNMA Pool #AJ7524	3.000	01/01/2027	162,853	170,508
FNMA Pool #AJ7717	3.000	12/01/2026	118,874	124,474
FNMA Pool #AK0685	4.000	01/01/2042	245,180	262,747
FNMA Pool #AK3929	3.500	04/01/2042	181,636	190,878
FNMA Pool #AK6980	2.500	03/01/2027	205,543	211,952
FNMA Pool #AO7151	3.000	08/01/2042	315,907	324,780

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.6%) (continued)
FNMA Pool #AP2658	3.500%	08/01/2042	$336,236	$353,310
FNMA Pool #AQ1185	3.000	10/01/2042	383,472	394,243
FNMA Pool #AQ7447	2.500	01/01/2028	340,531	351,197
FNMA Pool #AR4154	2.500	02/01/2028	383,224	395,265
FNMA Pool #AR9391	3.500	05/01/2043	208,803	219,282
FNMA Pool #AS1355	2.500	12/01/2028	197,260	203,054
FNMA Pool #AT2723	3.000	05/01/2043	402,248	413,513
FNMA Pool #AT4473	3.000	07/01/2043	421,889	433,650
FNMA Pool #AU1960	3.000	07/01/2043	228,347	234,724
FNMA Pool #AU3428	3.500	08/01/2043	200,753	210,860
FNMA Pool #AV0699	3.500	12/01/2043	184,069	193,187
FNMA Pool #MA0517	4.000	09/01/2020	203,770	212,680
FNMA Pool #MA0699	4.000	04/01/2041	201,359	215,742
FNMA Pool #MA1027	3.500	04/01/2042	140,224	147,340
FNMA Pool #MA1103	3.500	07/01/2042	300,836	316,125
FNMA Pool #MA2127	4.000	12/01/2044	445,435	475,892
GNMA	3.500	04/19/2042	250,000	263,789
GNMA Pool #431962	6.500	05/15/2026	3,935	4,505
GNMA Pool #436741	7.500	01/15/2027	4,520	5,070
GNMA Pool #443216	8.000	07/15/2027	3,334	3,472
GNMA Pool #479743	7.500	11/15/2030	7,987	8,338
GNMA Pool #511778	7.500	11/15/2030	6,346	6,588
GNMA Pool #515965	4.000	11/15/2041	202,187	216,743
GNMA Pool #552466	6.500	03/15/2032	13,978	16,524
GNMA Pool #574395	6.000	01/15/2032	9,835	11,155
GNMA Pool #690843	5.000	05/15/2038	36,505	40,570
GNMA Pool #718832	5.500	09/15/2039	169,740	189,980
GNMA Pool #727811	4.500	07/15/2040	394,296	428,808
GNMA Pool #729037	5.000	02/15/2040	230,103	256,178
GNMA Pool #737644	4.500	11/15/2040	244,092	271,346
GNMA Pool #738425	4.500	06/15/2041	46,004	50,031
GNMA Pool #738535	4.000	07/15/2041	148,824	159,600
GNMA Pool #739222	4.000	07/15/2040	52,804	56,513
GNMA Pool #741125	4.000	07/15/2040	46,426	49,670
GNMA Pool #741151	4.500	09/15/2040	147,981	161,053
GNMA Pool #741682	4.000	07/15/2041	106,481	114,027
GNMA Pool #741872	4.000	05/15/2040	154,997	166,194
GNMA Pool #762133	4.500	04/15/2041	91,403	99,441
GNMA Pool #778792	3.500	01/15/2042	165,860	175,174
GNMA Pool #779241	3.500	05/15/2042	270,906	286,071
GNMA Pool #782563	5.000	02/15/2039	73,528	81,634
GNMA Pool #796303	3.500	09/15/2042	301,031	317,763
GNMA Pool #AA2972	3.000	08/15/2042	294,111	305,476
GNMA Pool #AA6408	3.000	05/15/2043	189,266	196,523
GNMA Pool #AA7865	3.500	06/15/2042	80,333	84,815
GNMA Pool #AC4005	3.000	06/15/2043	207,684	215,668
GNMA Pool #AD2437	3.500	05/15/2043	493,528	521,882
GNMA Pool #AF4935	3.000	08/15/2043	164,213	170,476
GNMA Pool #AF5077	3.500	08/15/2043	160,885	169,827
GNMA Pool #AI0258	3.500	06/15/2044	224,313	236,941
GNMA Pool #AL5274	4.000	02/15/2045	241,929	258,966
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	500,000	505,936
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(2),(3)	3.500	05/25/2043	605,264	614,329
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(2)	3.727	10/11/2050	500,000	528,784
Total mortgage-backed and asset-backed securities (cost: $23,784,315)				24,475,459

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.4%) (continued)

Municipal Bonds (0.3%)
District of Columbia	5.591%	12/01/2034	$250,000	$315,890
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	610,470

Total municipal bonds (cost: $849,931)				926,360

Corporate Obligations (9.0%)
Aerospace & Defense (0.2%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	473,608

Auto Manufacturers (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	848,984

Banks (1.8%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	530,975
Citigroup, Inc., Sub. Notes	4.600	03/09/2026	500,000	512,667
Citigroup, Inc., Ser. R, Jr. Sub. Notes(3)	6.125	12/29/2049	500,000	501,235
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	02/25/2026	500,000	512,787
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	506,431
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	541,239
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes(3)	7.900	04/29/2049	500,000	500,000
Morgan Stanley, Ser. GMTN, Sr. Unsec’d. Notes	2.375	07/23/2019	500,000	505,256
PNC Financial Services Group, Inc. (The), Ser. R(3)	4.850	12/31/2049	500,000	471,875
US Bancorp	3.700	01/30/2024	500,000	542,778
				5,125,243
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec’d. Notes	4.900	02/01/2046	500,000	558,781

Chemicals (0.7%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	503,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	959,882
Mosaic Co. (The)	5.450	11/15/2033	500,000	514,067
				1,976,949
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	508,299
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	528,750
				1,037,049
Distribution/Wholesale (0.2%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	559,242

Diversified Financial Services (0.2%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	532,071

Electric (0.7%)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	3.650	08/15/2025	500,000	516,216
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	559,845
Puget Energy, Inc., Sec’d. Notes	3.650	05/15/2025	500,000	503,227
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	519,437
				2,098,725
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	485,343

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.4%) (continued)
Corporate Obligations (9.0%) (continued)
Food (0.4%)
JM Smucker Co. (The), Sr. Unsec’d. Notes	4.250%	03/15/2035	$500,000	$519,227
Sysco Corp., Sr. Unsec’d. Notes	3.750	10/01/2025	500,000	525,864
				1,045,091
Insurance (0.5%)
Allstate Corp. (The)(3)	5.750	08/15/2053	500,000	508,125
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	504,798
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	508,992
				1,521,915
Iron/Steel (0.2%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	501,250

Media (0.2%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	532,495

Miscellaneous Manufacturing (0.1%)
Textron Financial Corp., Jr. Sub. Notes, 144A(2),(3)	6.000	02/15/2067	500,000	360,000

Oil & Gas (0.7%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	258,385
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	492,317
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	466,219
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	343,313
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	542,333
				2,102,567
Pharmaceuticals (0.4%)
Actavis, Inc.	3.250	10/01/2022	500,000	512,556
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	499,526
				1,012,082
Pipelines (0.3%)
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.050	02/15/2022	275,000	286,310
MPLX LP, Sr. Unsec’d. Notes, 144A(2)	4.875	06/01/2025	500,000	455,916
				742,226
REITS (0.3%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	485,072
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes	4.500	04/01/2027	500,000	478,498
				963,570
Savings & Loans (0.2%)
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/2021	500,000	581,815

Software (0.2%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(2)	5.250	11/15/2024	500,000	516,250

Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	493,049
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	758,210
				1,251,259
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	500,000	511,250

Total corporate obligations (cost: $25,305,179)				25,337,765

Total long-term notes and bonds (cost: $86,510,540)				89,222,061

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes and Bonds(4) (7.7%)
U.S. Government and Agency Obligations (4.6%)
Federal Home Loan Bank Discount Note	5.000%	02/16/2017	$500,000	$518,807
Federal Home Loan Bank Discount Note	1.000	03/08/2017	500,000	501,527
FNMA	5.250	09/15/2016	500,000	510,904
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,251,459
U.S. Treasury Notes	1.500	06/30/2016	500,000	501,474
U.S. Treasury Notes	3.250	07/31/2016	125,000	126,184
U.S. Treasury Notes	1.000	09/30/2016	600,000	601,687
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,001,954
U.S. Treasury Notes	1.000	10/31/2016	750,000	752,256
U.S. Treasury Notes	0.625	12/15/2016	700,000	700,356
U.S. Treasury Notes	4.625	02/15/2017	500,000	517,285
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	2,996,484

Total U.S. government & agency obligations (cost: $12,950,173)				12,980,377

Commercial Paper (2.8%)
Aerospace & Defense (0.7%)
Airbus Group Finance BV	0.387	04/14/2016	2,000,000	1,999,720

Beverages (0.7%)
PepsiCo, Inc.	0.346	04/28/2016	2,000,000	1,999,440

Electric (0.7%)
American Transmission Co. LLC	0.408	04/28/2016	2,000,000	1,999,380

Machinery-Diversified (0.7%)
John Deere Canada ULC	0.387	04/07/2016	2,000,000	1,999,880

Total commercial paper (cost: $7,998,489)				7,998,420

Corporate Obligations (0.3%)
Banks (0.3%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,005,243

Total corporate obligations (cost: $998,824)				1,005,243

Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E01007	6.000	08/01/2016	291	292
FHLMC Gold Pool #E85353	6.000	09/01/2016	2,280	2,289
FNMA Pool #579170	6.000	04/01/2016	23	23

Total mortgage-backed and asset-backed securities (cost: $2,592)				2,604

Total short-term notes and bonds (cost: $21,950,078)				21,986,644

Description	Shares	Value
Exchange-Traded Funds (4.7%)
iShares Russell 2000 Growth ETF	23,000	$3,051,640
iShares Russell Mid-Cap Growth ETF	27,700	2,552,832
iShares S&P 500 Growth ETF	47,800	5,539,542
iShares S&P Mid-Cap 400 Growth ETF	13,500	2,195,235
Total exchange-traded funds (cost: $8,025,692)		13,339,249

Money Market Mutual Funds (2.4%)
BlackRock Liquidity TempFund Portfolio, 0.40%(5)	6,800,000	6,800,000
Total money market mutual funds (cost: $6,800,000)		6,800,000

Mutual Funds (2.4%)
Vanguard Growth Index Fund	124,834	6,839,668
Total mutual funds (cost: $4,259,680)		6,839,668

Total investments(6) (100.0%) (cost: $240,510,708)		284,413,049

Other assets in excess of liabilities (0.0%)#		38,737

Net assets (100.0%)		$284,451,786

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP -  Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REITS - Real Estate Investment Trust

GLOB - Global

BV - Limited Liability Company

ULC - Unlimited Liability Corporation

#	Amount represents less than 0.05%.

(1)	Non-Income producing securities.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2016.

(4)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2016.

(5)	The rate shown reflects the seven day yield as of March 31, 2016.

(6)	The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$240,510,785	$52,513,011	$(8,610,747)	$43,902,264

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset

Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$146,225,427	$—	$—	$146,225,427
U.S. Government and Agency Obligations	—	51,462,854	—	51,462,854
Mortgage-Backed and Asset-Backed Securities	—	24,478,063	—	24,478,063
Municipal Bonds	—	926,360	—	926,360
Corporate Obligations	—	26,343,008	—	26,343,008
Commercial Paper	—	7,998,420	—	7,998,420
Exchange-Traded Funds	13,339,249	—	—	13,339,249
Money Market Mutual Funds	6,800,000	—	—	6,800,000
Mutual Funds	6,839,668	—	—	6,839,668
Total	$173,204,344	$111,208,705	$—	$284,413,049

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2016, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

March 31, 2016 (unaudited)

Description	Shares	Value
Common Stocks (93.5%)
Aerospace & Defense (1.2%)
General Dynamics Corp.	550	$72,254

Agriculture (1.9%)
Archer-Daniels-Midland Co.	3,300	119,823

Apparel (1.8%)
Michael Kors Holdings Ltd.(1)	900	51,264
Wolverine World Wide, Inc.	3,300	60,786
		112,050
Auto Manufacturers (1.0%)
PACCAR, Inc.	1,100	60,159

Auto Parts and Equipment (0.9%)
BorgWarner, Inc.	1,400	53,760

Banks (15.1%)
Bank of Hawaii Corp.	2,500	170,700
Bank of New York Mellon Corp. (The)	3,600	132,588
Capital One Financial Corp.	1,200	83,172
Citigroup, Inc.	1,800	75,150
JPMorgan Chase & Co.	2,650	156,933
Northern Trust Corp.	1,400	91,238
U.S. Bancorp	4,000	162,360
Wells Fargo & Co.	1,200	58,032
		930,173
Beverages (1.7%)
Coca-Cola Co. (The)	2,300	106,697

Biotechnology (3.2%)
Amgen, Inc.	800	119,944
Gilead Sciences, Inc.	500	45,930
United Therapeutics Corp.(1)	300	33,429
		199,303
Chemicals (1.4%)
Agrium, Inc.	1,000	88,290

Commercial Services (1.8%)
Quanta Services, Inc.(1)	1,000	22,560
Robert Half International, Inc.	1,900	88,502
		111,062
Computers (2.6%)
Apple, Inc.	1,500	163,485

Diversified Financial Services (3.0%)
Franklin Resources, Inc.	2,100	82,005
Janus Capital Group, Inc.	1,700	24,871
T Rowe Price Group, Inc.	1,100	80,806
		187,682
Electronics (2.9%)
Corning, Inc.	5,500	114,895
FLIR Systems, Inc.	1,900	62,605
		177,500
Food (4.1%)
Fresh Del Monte Produce, Inc.	2,200	92,554
Sysco Corp.	3,400	158,882
		251,436
Healthcare Products (5.9%)
Baxter International, Inc.	1,400	57,512
Medtronic PLC	2,500	187,500
Zimmer Biomet Holdings, Inc.	1,100	117,293
		362,305

Description	Shares	Value
Common Stocks (93.5%) (continued)
Home Builders (1.4%)
Thor Industries, Inc.	1,400	$89,278

Iron/Steel (1.8%)
Nucor Corp.	2,300	108,790

Metal Fabricate/Hardware (1.0%)
Valmont Industries, Inc.	500	61,920

Mining (1.2%)
Southern Copper Corp.	2,600	72,046

Miscellaneous Manufacturing (9.3%)
Carlisle Cos., Inc.	1,950	194,025
General Electric Co.	7,000	222,530
Illinois Tool Works, Inc.	1,550	158,782
		575,337
Oil & Gas (7.2%)
California Resources Corp. (1)	74	76
ConocoPhillips	1,400	56,378
Ensco PLC, Class A	1,000	10,370
Exxon Mobil Corp.	1,800	150,462
Marathon Petroleum Corp.	600	22,308
Occidental Petroleum Corp.	800	54,744
Phillips 66	700	60,613
Valero Energy Corp.	1,400	89,796
		444,747
Pharmaceuticals (2.9%)
AbbVie, Inc.	800	45,696
Baxalta, Inc.	1,400	56,560
McKesson Corp.	500	78,625
		180,881
Retail (1.6%)
Home Depot, Inc. (The)	500	66,715
Kohl’s Corp.	700	32,627
		99,342
Semiconductors (8.8%)
Applied Materials, Inc.	2,400	50,832
Intel Corp.	4,200	135,870
Maxim Integrated Products, Inc.	2,200	80,916
Microchip Technology, Inc.	1,800	86,760
QUALCOMM, Inc.	900	46,026
Skyworks Solutions, Inc.	300	23,370
Texas Instruments, Inc.	2,100	120,582
		544,356
Software (5.5%)
Autodesk, Inc.(1)	400	23,324
Microsoft Corp.	3,100	171,213
Oracle Corp.	3,500	143,185
		337,722
Telecommunications (1.4%)
Cisco Systems, Inc.	3,050	86,833

Description	Shares	Value
Common Stocks (93.5%) (continued)
Transportation (2.9%)
Norfolk Southern Corp.	900	$74,925
Tidewater, Inc. (1)	1,400	9,562
Werner Enterprises, Inc.	3,600	97,776
		182,263
Total common stocks (cost: $4,524,320)		5,779,494

Money Market Mutual Funds (4.9%)
BlackRock Liquidity TempFund Portfolio, 0.40%(2)	200,000	200,000
Dreyfus Institutional Treasury & Agency Cash Advantage Fund - Hamilton Class, 0.18%(2)	100,000	100,000
Total money market mutual funds (cost: $300,000)		300,000

Total investments(3) (98.4%) (cost: $4,824,320)		6,079,494

Other assets in excess of liabilities (1.6%)		99,940

Net assets (100.0%)		$6,179,434

The following abbreviations are used in the portfolio descriptions:

PLC — Public Limited Company

(1)         Non-Income producing securities.

(2)         The rate shown reflects the seven day yield as of March 31, 2016.

(3)         The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2016. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,841,003	$1,507,323	$(268,832)	$1,238,491

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Socially Responsive Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$5,779,494	$—	$—	$5,779,494
Money Market Mutual Funds	300,000	—	—	300,000
Total	$6,079,494	$—	$—	$6,079,494

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2016, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect OneAmerica Funds, Inc.’s (the “Fund”) own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price.  Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds — The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The Fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to The Bank of New York Mellon (the “Bank”) as fund accountant, and the investment advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		OneAmerica Funds, Inc.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	5/11/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	5/11/16

By (Signature and Title)*		/s/ Andrew J. Michie
Andrew J. Michie, Treasurer
Date	5/10/16

* Print the name and title of each signing officer under his or her signature.